Note 6 - Leases - Future Minimum Time-charter Receipts (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Time Charter Contracts [Member]
2019	$ 43,875
2020	43,400
2021	19,052
2022	272
Total	106,599
Time Charter Contracts for Vessels under Construction [Member]
2019	21,842
2020	28,860
2021	24,188
2022	10,937
Total	92,441
2023	5,512
2024	$ 1,102